Summary of Significant Accounting Policies (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value [Line Items]
Cash and cash equivalents	$ 2,655,837	$ 1,655,453	$ 364,608
Investments	0	965,886	0
Receivables	1,177,638	1,240,736	937,841
Accounts Payable	755,522	518,150	695,775
Long-term Debt	880,696	701,852	571,335
Carrying Amount
Fair Value [Line Items]
Cash and cash equivalents	2,655,837	1,655,453	364,608
Investments	0	965,886	0
Receivables	1,177,638	1,240,736	937,841
Accounts Payable	755,522	518,150	695,775
Long-term Debt	880,696	701,852	571,335
Fair Value
Fair Value [Line Items]
Cash and cash equivalents	2,655,837	1,655,453	364,608
Investments	0	965,886	0
Receivables	1,177,638	1,240,736	937,841
Accounts Payable	755,522	518,150	695,775
Long-term Debt	$ 880,696	$ 701,852	$ 571,335